UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549					OMB Approval
					OMB Number:	3235-0456
FORM 24f-2					Expires:	December 31, 2014
Annual Notice of Securities Sold					Estimated average burden
Pursuant to Rule 24f-2					hours per response……….		2

1.	Name and address of issuer:

The Glenmede Fund
1 Copley Place, 3rd Floor
Boston, MA 02116

2.	The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check the box but do not list series or classes):

Fund name:
Strategic Equity
US Emerging Growth
Long Short
Large Cap Value
Large Cap Growth
Large Cap 100
Small Cap Equity - Advisor
Small Cap Equity - Institutional
International
Philadelphia International
Government Cash
Tax-Exempt
Core Fixed Income
Total Market
Secured Options
Philadelphia Int'l Emerging Markets
Philadelphia Int'l Small Cap
International Secured Options

3.	Investment Company Act File Number:			811-5577

	Securities Act File Number :			33-22884

4(a).	Last Day of Fiscal Year for which this Form is filed:			October 31, 2012

4(b).		Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).		Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24 (f):					$ 7,324,533,782

	(ii)	Aggregate sale price of securities redeemed or
		repurchased during the fiscal year:			$ 6,952,794,060

	(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
		to the Commission:			$ 451,238,957

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:				-	$ 7,404,033,017

	(v)	Net Sales:					$ -

	(vi)	Redemption credits available for use in future
		years:			$ (79,499,235)

	(vii)	Multiplier for determining registration fee:				x	0.0001364

	(viii)	Registration Fee Due:				=	$0.00

6.		Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the
		amount of securities (number of shares or other units) deducted here:					-

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
		that number here:					-

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

				+	$ -

8.	Total amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

$ -

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
Wire Transfer

Mail or other means

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:

Mary Ann B. Wirts, President and Treasurer

		Date:	January 11, 2013

* Please print or type the name and title of the signing officer below the signature.